LOANS - Financial leasing portfolio - Reconciliation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of loans and receivables [abstract]
Total gross rent payments receivable	$ 29,491,587	$ 21,766,425
Less amounts representing running costs (such as taxes, maintenance, insurances ,etc.,)	(495)	(544)
Plus, estimated residual amount of assets given for rental (without guarantee)	32,657	36,559
Gross investment in contracts of financial leasing	29,523,749	21,802,440
Less unrealized financial income	(15,609,415)	(8,526,643)
Net investment in contracts of financial leasing	13,914,334	13,275,797
Loss allowance of net investment in financial leasing	$ (460,528)	$ (678,367)